Share capital - Disclosure of outstanding warrants (Details) shares in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of outstanding warrants [Line Items]
Weighted average excercise price, share warrants outstanding	$ 3.00	$ 1.97
June 26, 2018 [Member]
Disclosure of outstanding warrants [Line Items]
Weighted average excercise price, share warrants outstanding | $		1.99
Exercise price, share warrants outstanding | $		2.50
December 31, 2018 [Member]
Disclosure of outstanding warrants [Line Items]
Weighted average excercise price, share warrants outstanding | $		1.59
Exercise price, share warrants outstanding | $		$ 2.00
June 22, 2018 [Member]
Disclosure of outstanding warrants [Line Items]
Weighted average excercise price, share warrants outstanding | $	2.77
February 14, 2019 [Member]
Disclosure of outstanding warrants [Line Items]
Weighted average excercise price, share warrants outstanding | $	3.22
December 28, 2021 [Member]
Disclosure of outstanding warrants [Line Items]
Weighted average excercise price, share warrants outstanding | $	$ 3.00
Canada, Dollars
Disclosure of outstanding warrants [Line Items]
Number of warrants outstanding | shares	204	204
Canada, Dollars | June 26, 2018 [Member]
Disclosure of outstanding warrants [Line Items]
Number of warrants outstanding | shares	190	190
Canada, Dollars | December 31, 2018 [Member]
Disclosure of outstanding warrants [Line Items]
Number of warrants outstanding | shares	14	14
United States of America, Dollars
Disclosure of outstanding warrants [Line Items]
Number of warrants outstanding | shares	6,543	6,543
United States of America, Dollars | June 22, 2018 [Member]
Disclosure of outstanding warrants [Line Items]
Number of warrants outstanding | shares	968	968
United States of America, Dollars | February 14, 2019 [Member]
Disclosure of outstanding warrants [Line Items]
Number of warrants outstanding | shares	1,848	1,848
United States of America, Dollars | December 28, 2021 [Member]
Disclosure of outstanding warrants [Line Items]
Number of warrants outstanding | shares	3,523	3,523